Segmental reporting	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting

Analysis of results by business
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m	£m
Net interest income	3,146	573	362	465	1,334	248	6,128
Non-interest income/(expense)	567	304	270	5,882	344	(218)	7,149
Total income	3,713	877	632	6,347	1,678	30	13,277
Operating costs	(2,048)	(456)	(434)	(3,858)	(796)	(406)	(7,997)
UK regulatory levies[1]	(54)	(30)	(3)	(33)	—	—	(120)
Litigation and conduct	(6)	—	1	(11)	(4)	(43)	(64)
Total operating expenses	(2,108)	(486)	(436)	(3,902)	(800)	(449)	(8,181)
Other net income[2]	—	—	—	—	—	16	16
Profit/(loss) before impairment	1,605	391	196	2,445	878	(403)	5,112
Credit impairment (charges)/ releases	(66)	(23)	3	(34)	(719)	(58)	(897)
Profit/(loss) before tax	1,539	368	199	2,411	159	(461)	4,215

As at 30.06.24	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	293.0	64.0	35.8	1,113.8	32.1	37.9	1,576.6
Total liabilities	262.5	86.4	65.2	997.1	21.5	72.1	1,504.8

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.23	£m	£m	£m	£m	£m	£m	£m
Net interest income	3,278	609	367	714	1,256	99	6,323
Non-interest income	644	326	191	5,598	337	103	7,199
Total income	3,922	935	558	6,312	1,593	202	13,522
Operating costs	(2,182)	(423)	(326)	(3,845)	(828)	(425)	(8,030)
UK regulatory levies[1]	—	—	—	—	—	—	—
Litigation and conduct	3	—	—	1	(4)	(33)	(32)
Total operating expenses	(2,179)	(423)	(326)	(3,844)	(832)	(458)	(8,062)
Other net income/(expenses)[2]	—	2	—	(1)	—	(3)	(2)
Profit/(loss) before impairment	1,743	514	232	2,467	761	(259)	5,458
Credit impairment (charges)/releases	(208)	60	(10)	(102)	(585)	(51)	(896)
Profit/(loss) before tax	1,535	574	222	2,365	176	(310)	4,562

As at 31.12.23	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	293.1	61.5	32.0	1,019.1	33.6	38.2	1,477.5
Total liabilities	264.2	85.9	60.9	904.5	21.1	69.0	1,405.6
Prior period segmental comparators shown in this document were re-presented in the 2023 Results Resegmentation Document, which may be accessed via the Barclays website at: home.barclays/investor-relations

1Comprises the impact of the BoE levy scheme and the UK bank levy.
2Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

Split of income by geographic region[1]
	Half year ended 30.06.24	Half year ended 30.06.23
	£m	£m
United Kingdom	6,829	7,312
Europe	1,180	1,265
Americas	4,574	4,187
Africa and Middle East	39	42
Asia	655	716
Total	13,277	13,522

1The geographical analysis is based on the location of the office where the transactions are recorded.